Per Share Amounts - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions		9 Months Ended
	Nov. 02, 2021	Sep. 30, 2021	Sep. 30, 2020
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid on common shares			$ 77
Dividends paid (in CAD per share)		$ 0.0525	$ 0.0625
Dividends declared (in CAD per share)	$ 0.0350
Common shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid on common shares		$ 106	$ 77
Preferred Shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid on common shares		$ 26
Potential ordinary share transactions | Preferred Shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid on common shares	$ 8